Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At June 30, 2020	Within one year	and five years	five years
Trade payables	$656,681	—	—
Accrued liabilities	229,134	—	—
Due to related parties	33,225	—	—
Shareholder loan	—	—	—
	$919,040	$—	$—

		Between one	More than
At December 31, 2019	Within one year	and five years	five years
Trade payables	$693,502	—	—
Accrued liabilities	1,159,212	—	—
Due to related parties	275,512	—	—
Shareholder loan	2,076	—	—
	$2,130,302	$—	$—

Schedule of financial assets and liabilities that are denominated in US dollars

	June 30,	December 31,
	2020	2019
Cash and cash equivalents	$50,496,901	$10,555,007
Restricted cash	85,923	81,981
Receivables	84,397	192,998
Trade payables and accrued liabilities	(592,487)	(105,896)
	$50,074,734	$10,724,090

Schedule of classification of financial instruments

	June 30,	December 31,
	2020	2019
Amortized cost:
Cash and cash equivalents	$51,252,752	$11,095,848
Restricted cash	188,463	184,314
Receivables	143,885	144,391
	$51,585,100	$11,424,553

	June 30,	December 31,
	2020	2019
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$919,040	$2,128,226
Shareholder loan	—	2,076
Derivative financial liabilities:
Derivative liability	9,984,337	7,072,134
	$10,903,377	$9,202,436